Summary of Maturities of Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases
2025	¥ 2,621
2026	858
Total undiscounted lease payments	3,479
Less: imputed interest	(113)
Total lease liabilities	¥ 3,366	¥ 5,773